UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY MID CAP CORE FUND

FORM N-Q

AUGUST 31, 2005

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited)	August 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 20.1%
Diversified Consumer Services - 3.4%
400,187	Laureate Education Inc. *	$16,747,826
1,449,800	ServiceMaster Co.	19,920,252

		36,668,078

Hotels, Restaurants & Leisure - 2.1%
218,397	Aztar Corp. *	7,294,460
352,600	GTECH Holdings Corp.	10,077,308
140,949	IHOP Corp.	5,660,512

		23,032,280

Household Durables - 5.6%
338,862	D.R. Horton Inc.	12,510,785
505,000	Ethan Allen Interiors Inc.	16,271,100
144,730	Mohawk Industries Inc. *	12,357,048
192,523	Ryland Group Inc.	13,930,964
177,700	Yankee Candle Co. Inc.	4,881,419

		59,951,316

Leisure Equipment & Products - 0.5%
262,982	Marvel Enterprises Inc. *	5,062,403

Media - 2.5%
651,509	Harte-Hanks Inc.	16,717,721
538,700	Lions Gate Entertainment Corp. *	5,144,585
5,968	Washington Post Co., Class B Shares	4,965,376

		26,827,682

Multiline Retail - 0.5%
262,200	Dollar General Corp.	4,997,532

Specialty Retail - 5.5%
516,900	Bed Bath & Beyond Inc. *	20,960,295
161,400	Dick’s Sporting Goods Inc.	5,106,696
389,295	PETsMART Inc.	10,032,132
347,800	Sherwin-Williams Co.	16,124,008
166,149	Williams-Sonoma Inc. *	6,687,497

		58,910,628

	TOTAL CONSUMER DISCRETIONARY	215,449,919

CONSUMER STAPLES - 4.9%
Beverages - 1.0%
169,200	Molson Coors Brewing Co., Class B Shares	10,847,412

Food & Staples Retailing - 1.7%
875,700	Albertson’s Inc.	17,627,841

Food Products - 1.8%
601,435	Hormel Foods Corp.	19,179,762

Personal Products - 0.4%
106,976	Alberto-Culver Co.	4,594,619

	TOTAL CONSUMER STAPLES	52,249,634

ENERGY - 10.4%
Energy Equipment & Services - 4.7%
202,651	Nabors Industries Ltd. *	13,577,617
392,060	Smith International Inc.	13,620,164
340,067	Weatherford International Ltd. *	23,025,937

		50,223,718

Oil, Gas & Consumable Fuels - 5.7%
187,600	Arch Coal Inc.	12,043,920
261,910	Murphy Oil Corp.	14,313,381

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.7% (continued)
341,918	Newfield Exploration Co.	$16,145,368
430,092	Nexen Inc.	18,764,914

		61,267,583

	TOTAL ENERGY	111,491,301

FINANCIALS - 15.1%
Capital Markets - 4.0%
80,625	Bear Stearns Cos. Inc.	8,102,813
201,530	Legg Mason Inc.	21,065,931
312,089	National Financial Partners Corp.	13,700,707

		42,869,451

Commercial Banks - 4.8%
373,100	Associated Banc-Corp.	12,140,674
96,726	Comerica Inc.	5,850,956
577,389	North Fork Bancorporation Inc.	15,872,424
254,383	Zions Bancorporation	17,771,196

		51,635,250

Consumer Finance - 0.6%
171,900	Nelnet Inc., Class A Shares *	6,154,020

Insurance - 4.2%
79,058	Ambac Financial Group Inc.	5,421,798
201,996	Fidelity National Financial Inc.	7,902,083
269,973	PartnerRe Ltd.	16,387,361
439,448	Willis Group Holdings Ltd.	15,380,680

		45,091,922

Thrifts & Mortgage Finance - 1.5%
351,771	Brookline Bancorp Inc.	5,431,344
606,000	New York Community Bancorp Inc.	10,653,480

		16,084,824

	TOTAL FINANCIALS	161,835,467

HEALTH CARE - 14.4%
Biotechnology - 2.4%
643,500	ImClone Systems Inc. *	21,055,320
523,500	Millennium Pharmaceuticals Inc. *	5,240,235

		26,295,555

Health Care Equipment & Supplies - 6.1%
479,580	Cytyc Corp. *	11,965,521
374,661	DENTSPLY International Inc.	19,845,793
255,003	Fisher Scientific International Inc. *	16,442,593
633,315	Thermo Electron Corp.	17,669,489

		65,923,396

Health Care Providers & Services - 3.0%
182,400	Coventry Health Care Inc. *	14,592,000
385,482	DaVita Inc.	17,697,479

		32,289,479

Pharmaceuticals - 2.9%
561,546	Medicis Pharmaceutical Corp., Class A Shares	19,098,179
434,000	MGI Pharma Inc. *	11,700,640

		30,798,819

	TOTAL HEALTH CARE	155,307,249

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
212,227	Alliant Techsystems Inc. *	16,326,623
129,300	Armor Holdings Inc. *	5,483,613

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense - 2.6% (continued)
80,259	L-3 Communications Holdings Inc.	$6,571,607

		28,381,843

Air Freight & Logistics - 0.9%
162,773	C.H. Robinson Worldwide Inc.	10,051,233

Electrical Equipment - 2.4%
148,052	Rockwell Automation Inc.	7,704,626
453,564	Roper Industries Inc.	17,471,285

		25,175,911

Machinery - 1.0%
169,100	Eaton Corp.	10,808,872

Road & Rail - 1.3%
301,649	Heartland Express Inc.	6,008,848
174,576	Yellow Roadway Corp. *	8,178,886

		14,187,734

	TOTAL INDUSTRIALS	88,605,593

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.0%
153,150	Harris Corp.	5,913,122
228,180	Juniper Networks Inc. *	5,188,813

		11,101,935

Computers & Peripherals - 3.2%
197,734	Diebold Inc.	9,491,232
625,000	SanDisk Corp.	24,268,750

		33,759,982

Electronic Equipment & Instruments - 2.4%
193,303	CDW Corp.	11,420,341
386,200	Tech Data Corp.	14,138,782

		25,559,123

IT Services - 1.7%
908,429	Acxiom Corp.	18,005,063

Semiconductors & Semiconductor Equipment - 2.0%
446,300	Lam Research Corp. *	14,147,710
245,700	Microchip Technology Inc.	7,646,184

		21,793,894

Software - 4.1%
548,096	Activision Inc. *	12,249,946
394,642	Amdocs Ltd. *	11,582,743
832,474	Quest Software Inc. *	11,288,347
490,400	Synopsys Inc. *	9,317,600

		44,438,636

	TOTAL INFORMATION TECHNOLOGY	154,658,633

MATERIALS - 3.6%
Chemicals - 3.1%
285,910	Air Products & Chemicals Inc.	15,839,414
364,200	Cytec Industries Inc.	17,335,920

		33,175,334

Metals & Mining - 0.5%
236,796	Compass Minerals International Inc.	5,827,550

	TOTAL MATERIALS	39,002,884

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 5.9%
Electric Utilities - 1.3%
585,000	Pepco Holdings Inc.	$13,361,400

Multi-Utilities - 3.6%
463,500	Energy East Corp.	12,152,970
337,200	KeySpan Corp.	12,870,924
319,500	SCANA Corp.	13,543,605

		38,567,499

Water Utilities - 1.0%
327,188	Aqua America Inc.	11,209,461

	TOTAL UTILITIES	63,138,360

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $875,267,679)	1,041,739,040

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$14,580,000	Interest in $638,841,000 joint tri-party repurchase agreement dated 8/31/05 with Deutche Bank Securities Inc., 3.580% due 9/1/05, ;Proceeds at maturity - $14,581,450; (Fully collateralized by various U.S. government agency obligations, 3.220% to 4.910% due 9/6/05 to 4/25/12; Market value - $14,871,611) (Cost - $14,580,000)	14,580,000

	TOTAL INVESTMENTS - 98.4%
	(Cost - $889,847,679#)	1,056,319,040
	Other Assets In Excess of Liabilities - 1.6%	17,299,648

	TOTAL NET ASSETS - 100.0%	$1,073,618,688

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Mid Cap Core Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Investment Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$181,459,909
Gross unrealized depreciation	(14,988,548)

Net unrealized appreciation	$166,471,361

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 28, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	October 28, 2005